Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 4,060,177	$ 4,352,748	$ 1,574,919
Other comprehensive loss before reclassifications, net of tax	(32,576)	(10,658)	(63,350)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,511	11,195	1,305
Other comprehensive (loss) earnings, net of tax	(25,065)	537	(62,045)
Ending Balance	4,142,590	4,060,177	4,352,748
Cumulative noncurrent deferred tax assets at end of period	82,793	67,757	70,367
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(103,380)	(106,688)	(44,549)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(7,116)	(62,726)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	10,424	587
Other comprehensive (loss) earnings, net of tax	(24,993)	3,308	(62,139)
Ending Balance	(128,373)	(103,380)	(106,688)
Cumulative noncurrent deferred tax assets at end of period	82,044	66,467	68,568
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(264)	3,278	3,902
Other comprehensive loss before reclassifications, net of tax	(898)	(3,542)	(624)
Other comprehensive (loss) earnings, net of tax	(898)	(3,542)	(624)
Ending Balance	(1,162)	(264)	3,278
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,978)	(2,749)	(3,467)
Amounts reclassified from accumulated other comprehensive loss, net of tax	826	771	718
Other comprehensive (loss) earnings, net of tax	826	771	718
Ending Balance	(1,152)	(1,978)	(2,749)
Cumulative noncurrent deferred tax assets at end of period	749	1,290	1,799
Accumulated Other Comprehensive (Loss) Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(105,622)	(106,159)	(44,114)
Ending Balance	$ (130,687)	$ (105,622)	$ (106,159)